Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Schedule of borrowings
The following is a summary of the Company’s borrowings (in thousands):

Purpose	Borrower	Borrowing Capacity	June, 30, 2021	December 31, 2020	Interest Rate as of June 30, 2021	Maturity Date
Secured borrowing payable	Opportunity Funding SPE II, LLC	$56,460	$17,649	$16,025	15.00%	October 2021

Senior debt
Revolving line of credit	Opportunity Financial, LLC	$—	$—	$5,000	LIBOR plus 2.50%	February 2022
Revolving line of credit	Opportunity Funding SPE III, LLC	175,000	87,500	59,200	LIBOR plus 6.00%	January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC	75,000	37,500	24,222	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000	25,000	16,148	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC	25,000	8,300	12,506	LIBOR plus 4.25%	September 2021

Total revolving lines of credit		325,000	158,300	117,076

Term loan, net	Opportunity Financial, LLC	50,000	48,344	14,650	LIBOR plus 10.00%	March 2025

Total senior debt		$375,000	$206,644	$131,726

Subordinated debt - related party	Opportunity Financial, LLC	$—	$—	$4,000	14.00%	December 2023

Other debt	Opportunity Financial, LLC	$6,354	$6,354	$6,354	1.00%	April 2022

The following is a summary of the Company’s borrowings as of December 31:

Purpose	Borrower	Borrowing Capacity	2020	2019	Interest Rate as of December 31, 2020	Maturity Date
Secured borrowing	Opportunity Funding SPE II, LLC	$85,183,818	$16,024,578	$17,407,874	15.00%	October 2021

Senior debt
Revolving line of credit	Opportunity Financial, LLC	$10,000,000	$5,000,000	$5,000,000	LIBOR plus 2.50%	February 2022
Revolving line of credit	Opportunity Funding SPE III, LLC	175,000,000	59,200,000	101,667,000	LIBOR plus 6.00%	January 2024
Revolving line of credit	Opportunity Funding SPE V, LLC	75,000,000	24,222,000	42,261,000	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE VI, LLC	50,000,000	16,148,000	28,175,000	LIBOR plus 7.25%	April 2023
Revolving line of credit	Opportunity Funding SPE IV, LLC	25,000,000	12,506,000	10,930,000	LIBOR plus 4.25%	September 2021

Total revolving lines of credit		335,000,000	117,076,000	188,033,000

Term loan, net	Opportunity Financial, LLC	50,000,000	14,650,397	14,454,914	LIBOR plus 14.00%	November 2023

Total senior debt		$385,000,000	$131,726,397	$202,487,914

Subordinated debt - related party	Opportunity Financial, LLC	$4,000,000	$4,000,000	$4,000,000	14.00%	December 2023
Other debt	Opportunity Financial, LLC	$6,354,000	$6,354,000	$—	1.00%	April 2022

Summary of required payments for borrowings, excluding secured borrowing and revolving lines of credit
As of June 30, 2021, required payments for all borrowings, excluding secured borrowing and revolving lines of credit, for each
of the next five years are as follows (in thousands):

Year	Amount
Remainder of 2021	$3,177
2022	3,177
2023	—
2024	—
2025	50,000

Total	$56,354

As of December 31, 2020, required payments for all borrowings, excluding secured borrowing and revolving lines of credit, for each of the next five years are as follows:

Year Ending December 31,	Amount

2021	$4,398,923
2022	1,955,077
2023	19,000,000
2024	—
2025	—

Total	$25,354,000